INTANGIBLE ASSETS (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
14.a. Accounting policy
Intangible assets acquired separately are measured at acquisition / formation cost upon their initial recognition. The cost of an intangible asset are capitalized until the asset becomes operational. The cost of an intangible asset acquired in a business combination is its fair value at the acquisition date.
After initial recognition, intangible assets are stated at acquisition and/or buildup cost, net of amortization and accumulated provision for impairment, where applicable. Intangible assets generated internally, excluding capitalized development costs, are not capitalized, and the expense is reflected in the statement of income for the year in which it is incurred.
The useful lives of intangible assets are considered finite or indefinite.
•Intangible assets with finite useful lives are amortized over their economic useful lives under the straight-line method and are tested for impairment whenever there is any indication of impairment loss. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed on an annual basis.

Changes in the estimated useful life or the expected pattern of consumption of future economic benefits embodied in an asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income in the cost/expense category consistent with the function of the intangible assets.
•Intangible assets with indefinite useful lives (goodwill) are not amortized, but are tested for impairment annually, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be justifiable. Otherwise, changes in useful life – from indefinite to finite - are carried out prospectively. Goodwill generated upon investment acquisition is treated as an intangible asset with indefinite useful lives.

When goodwill has been allocated to a CGU and part of the operation within that CGU is disposed that, the goodwill associated with that operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is allocated based on the relative fair values of the disposed operation and the portion of the CGU retained.
Gains and losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and recognized in the statement of income on disposal.